Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 17,750,354	$ 34,955,054	$ 20,369,574
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	29,371,580	26,206,896	20,317,836
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,600,361)	(6,966,567)	8,983,430
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,041,657)	2,781,648	(2,597,497)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,369,247)	14,988,237	7,669,389
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(102,040)	55,290	159,030
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(241,212)	(1,111,367)	5,411,115
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	878,322	(942,605)	779,782
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	34,847,775	17,402,260	(87,413)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (11,621,226)	$ 8,748,158	$ 51,738